Basis of preparation	12 Months Ended
Dec. 31, 2017
Disclosure of Basis of preparation [Abstract]
Disclosure of basis of preparation of financial statements [text block]
(2)	Basis of preparation

a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS), issued by the International Accounting Standard Board (IASB).

On April 13, 2018, the accompanying consolidated financial statements and related notes were authorized for issuance by the Company’s Chief Financial Officer, Mr. Daniel Salazar Ferrer, for review and approval by the Audit Committee, Board of Directors and stockholders. In accordance with Mexican General Corporate Law and the Company’s bylaws, the stockholders are empowered to modify the consolidated financial statements after their issuance should they deem it necessary.

b)	Basis of measurement

The accompanying consolidated financial statements were prepared on the historical cost basis (historical cost is generally based on the fair value of the consideration given in exchange for goods and services), except for the following items in the consolidated statement of financial position, which are measured at fair value:

•	Derivative financial instruments for trading and hedging, and investment in securities at fair value through profit or loss

•	Biological assets

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurements in its entirety, which are described as follows:

Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable either directly or indirectly.

Level 3 inputs are unobservable inputs.

c)	Functional and presentation currency

These consolidated financial statements are presented in thousands of Mexican pesos (pesos or $), the official currency of Mexico, which is the currency in which the Company’s accounting records are maintained and functional currency, except for the foreign subsidiaries for which the U.S. dollar is the functional currency as well as the currency in which accounting records are maintained.

For disclosure purposes, in the notes to the consolidated financial statements, “thousands of pesos” or “$” means thousands of Mexican pesos, and “thousands of dollars” means thousands of U.S. dollars.

When deemed relevant, certain amounts are included between parentheses as a translation into thousands of dollars, into thousands of Mexican pesos, or both, as applicable. These translations are performed for the convenience of the reader at the closing exchange rate issued by Bank of Mexico, which is $19.66, $20.64 and $17.21 pesos to one U.S. dollar as of December 31, 2017, 2016 and 2015 respectively.

d)	Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and significant assumptions are reviewed on an ongoing basis. Changes in estimates are recognized in the period in which they occur and in any future periods affected.

The following are the critical accounting estimates and assumptions used by management in the application of the Company’s accounting policies, which are significant to the amounts recognized in the consolidated financial statements.

Critical accounting judgments

i.	Fair value of biological assets

The Company estimates the fair value of biological assets as the price that would be received or paid in an orderly transaction between market participants at the measurement date. As part of the estimate, the Company considers the maturity periods of such assets, the necessary time span for the biological assets to reach a productive stage, as well as future economic benefits obtained.

The balance of current biological assets includes hatching eggs, growing pigs and growing poultry, while the balance of non-current biological assets includes poultry in its different production stages, and breeder pigs.

Non-current biological assets are valued at production cost less accumulated depreciation or accumulated impairment losses, as there is no observable or reliable market for such assets. Additionally, the Company believes that there is no reliable method for measuring the fair value of non-current biological assets. Current biological assets are valued at fair value when there is an observable market, less estimated selling expenses.

ii.	Business combinations or acquisition of assets

Management uses its professional judgment to determine whether the acquisition of a group of assets constitutes a business combination. This determination may have a significant impact in how the acquired assets and assumed liabilities are accounted for, both on initial recognition and subsequent thereto.

iii.	Aggregation of operating segments

The Company’s chicken and egg operating segments are aggregated to present one reportable segment (Poultry) as they have similar products and services, production processes, classes of customers, methods used for distribution, the nature of the regulatory environment in which they operate, and similar economic characteristics as evidenced by similar five-year trends in gross profit margins. These factors are evaluated at least annually.

Key sources of estimation uncertainty

i.	Assessments to determine the recoverability of deferred tax assets

On an annual basis the Company prepares projections to determine if it will generate sufficient taxable income to utilize its deferred tax assets associated with deductible temporary differences, including tax losses and other tax credits.

ii.	Useful lives and residual values of property, plant and equipment

Useful lives and residual values of intangible assets and property, plant and equipment are used to determine amortization and depreciation expense of such assets and are determined with the assistance of internal and external specialists as deemed necessary.

Useful lives and residual values are reviewed periodically at least once a year, based on the current conditions of the assets and the estimate of the period during which they will continue to generate economic benefits to the Company. If there are changes in the related estimate, measurement of the net carrying amount of assets and the corresponding depreciation expense are affected prospectively.

iii.	Measurements and disclosures at fair value

Fair value is a measurement based on the price a market participant would be willing to receive to sell an asset or pay to transfer a liability, and is not a measure specific to the Company. For some assets and liabilities, observable market transactions or market information may be available. For other assets and liabilities, observable market transactions and market information may not be available. However, the purpose of a measurement at fair value in both cases is to estimate the price at which an orderly transaction to sell the asset or to transfer the liabilities would be carried out among the market participants at the date of measurement under current market conditions.

When the price of an identical asset or liability is not observable, the Company determines the fair value using another valuation technique which maximizes the use of relevant observable information and minimizes the use of unobservable information. As the fair value is a measurement based on the market, it is measured using the assumptions that market participants would use when they assign a price to an asset or liability, including assumptions about risk.

iv.	Impairment of long-lived assets and goodwill

The carrying amount of long-lived assets is reviewed for impairment when situations or changes in circumstances indicate that it is not recoverable, except for goodwill which is reviewed on an annual basis. If there are indicators of impairment, a review is carried out to determine whether the carrying amount exceeds its recoverable value and whether it is impaired. The recoverable value is the highest of the asset’s fair value, less selling costs, and its value in use which is the present value of the future estimated cash flows generated by the asset. The value in use calculation requires the Company’s management to estimate the future cash flows expected to arise from the asset and/or from the cash-generating unit and an appropriate discount rate in order to calculate present value.

v.	Employee retirement benefits

The Company uses assumptions to determine the best estimate for its employee retirement benefits. Assumptions and estimates are established in conjunction with independent actuaries. These assumptions include demographic hypotheses, discount rates and expected increases in remunerations and future employee service periods, among others. Although the assumptions are deemed appropriate, a change in such assumptions could affect the value of the employee benefit liability and the results of the period in which it occurs.

vi.	Contingencies

A contingent liability is defined as:

•
A possible obligation that arises from past events and whose existence can only be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company, or

•	a present obligation that arises from past events but is not recognized because:
a.	it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation; or
b.	the amount of the obligation cannot be measured with sufficient reliability.

The assessment of such contingencies requires the exercise of significant judgments and estimates on the possible outcome of those future events. The Company assesses the probability of loss arising from lawsuits and other contingencies with the assistance of its legal advisors. These estimates are reconsidered periodically at each reporting period.

e)	Issue of new IFRS

i. New and amended IFRS that affect reported balances and/or disclosures in financial statements

In the current year, the Company adopted a series of new and amended IFRS issued by the IASB which went into effect on January 1, 2017 as it relates to its consolidated financial statements.

Amendments to IAS 12, Income Tax

IAS 12 provides requirements on the recognition and measurement of current and deferred tax liabilities or assets. The amendments clarify the requirements on recognition of deferred tax assets for unrealized losses, to address diversity in practice. The Company adopted these amendments which did not have any significant impacts in its consolidated financial statements because the sufficiency of future taxable profits is already evaluated in a manner consistent with these amendments.

Amendments to IAS 7, Statements of Cash Flows

The amendments come with the objective that entities shall provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities.

To achieve this objective, the IASB requires that the following changes in liabilities arising from financing activities are disclosed (to the extent necessary): (i) changes from financing cash flows; (ii) changes arising from obtaining or losing control of subsidiaries or other businesses; (iii) the effect of changes in foreign exchange rates; (iv) changes in fair values; and (v) other changes.

The Company's liabilities arising from financing activities consist of borrowings (Note 18). A reconciliation between opening and closing balances is provided in Note 18e. Consistent with the transition provisions of the amendments, the Company has not disclosed comparative information for the prior period. Apart from the additional disclosure in Note 18e, the application of these amendments has had no impact on the Company's consolidated financial statements.

Annual Improvements 2014-2016

The annual improvement cycle 2014-2016 makes amendments to the following standards:

- IFRS 12, Disclosure of Interests in Other Entities, clarifies the scope of the standard and establishes that the entity need not provide summarized financial information for interests in subsidiaries, associates or joint ventures that are classified, or included in a disposal group that is classified, as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations. The amendments are effective for annual periods beginning on or after January 1, 2017, with retrospective application permitted. The application of these amendments has had no effect on the Company's consolidated financial statements as none of the Company’s interests in other entities are classified as held for sale.

ii. New IFRS in issue but not yet effective

The Company has not applied the following new and revised IFRS that have been issued, but are not yet effective for periods beginning on January 1, 2017.

IFRS 9, Financial Instruments

IFRS 9, Financial Instruments issued in July 2014, is the replacement of IAS 39, Financial Instruments: Recognition and Measurement. This standard includes requirements for recognition and measurement, impairment, derecognition and general hedge accounting. Another revised version of IFRS 9 was issued in July 2015 mainly to introduce a ‘fair value through other comprehensive income’ (FVTOCI) measurement category for certain simple debt instruments. This version supersedes all previous versions and is mandatorily effective for periods beginning on or after January 1, 2018, with early adoption being permitted. IFRS 9 (2014) does not replace the requirements for portfolio fair value hedge accounting for interest rate risk since this phase of the project was separated from the IFRS 9 project.

IFRS 9 (2014) is a complete standard that includes the requirements previously issued and the additional amendments to introduce a new expected loss impairment model and limited changes to the classification and measurement requirements for financial assets. More specifically, the new impairment model is based on expected credit losses rather than incurred losses, and will apply to debt instruments measured at amortized cost or FVTOCI, lease receivables, contract assets and certain written loan commitments and financial guarantee contracts. Regarding the new measurement category of FVTOCI, it will apply for debt instruments held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets.

All recognized financial assets that are within the scope of IAS 39 are required to be subsequently measured at amortized cost or fair value.

With regard to the measurement of financial liabilities designated as of fair value through profit or loss, IFRS 9 requires that the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is presented in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. Changes in fair value attributable to a financial liability’s credit risk are not subsequently reclassified to profit or loss.

In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model, as opposed to an incurred credit loss model under IAS 39. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

The new general hedge accounting requirements retain the three types of hedge accounting mechanisms currently available in IAS 39. Under IFRS 9, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been overhauled and replaced with the principle of an ‘economic relationship’. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about an entity’s risk management activities have also been introduced.

The Company is in the process of determining the potential impacts on its consolidated financial statements derived from the adoption of this standard, although due to the nature of its operations, significant impacts are not expected. The main tasks included in the work plan for adopting this standard are as follows:

Stage 1 Classification and measurement:

•	Review and update of Company Policies

•	Elaboration of matrix documenting the business model, the payment of principal and interest (SPPI) criterion and the accounting classification of each financial instrument

•	Disclosures in the financial statements

Stage 2 Hedge accounting:

•	Review and update of Company Policies

•	Hedge accounting documentation

•	Disclosures in the financial statements

Stage 3 Impairment:

•	Review and update of Company Policies

•	Evaluation of practical expedients and the simplified model for non-financial entities

•	Disclosures in the financial statements

IFRS 15, Revenue from Contracts with Customers

IFRS 15, Revenue from Contracts with Customers, was issued in May 2014 and applies to annual reporting periods beginning on or after January 1, 2018, earlier application is permitted. Revenue is recognized as control is passed, either over time or at a point in time. The standard outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. In applying the revenue model to contracts within its scope, an entity will: 1) Identify the contract(s) with a customer; 2) Identify the performance obligations in the contract; 3) Determine the transaction price; 4) Allocate the transaction price to the performance obligations in the contract; 5) Recognize revenue when (or as) the entity satisfies a performance obligation. Furthermore, extensive disclosures are required by IFRS 15, both in annual and interim financial statements.

Clarifications to IFRS 15, Revenue from Contracts with Customers

The amendments add clarification in the following areas:
•	Identification of performance obligations;
•	Principal versus agent considerations; and
•	Application guidance for licensing.

The amendments introduce additional practical expedients for entities making the transition to IFRS 15 on (i) contract modifications that occurred before the beginning of the last period presented and (ii) contracts that were completed at the beginning of the first period presented.

Entities are required to apply the amendments for annual periods beginning on or after January 1, 2018. Earlier application is permitted.

The Company conducted an analysis of revenues with customers and determined that the adoption of this standard will not have a potential impact on the Company’s consolidated financial statements.

IFRS 16, Leases

IFRS 16, Leases was issued in January 2016 and supersedes IAS 17, Leases and related interpretations. The new standard brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 is effective for periods beginning on or after January 1, 2019, with earlier adoption permitted if IFRS 15 has also been applied.

Under IFRS 16 a lessee recognizes a right-of-use asset and a lease liability. The right-of-use asset is treated similarly to other non-financial assets and depreciated accordingly and the liability accrues interest. This will typically produce a front-loaded expense profile (whereas operating leases under IAS 17 would typically have had straight-line expenses) as an assumed straight-line depreciation of the right-of-use asset and the decreasing interest on the liability will lead to an overall decrease of expense over the reporting period.

The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease if that can be readily determined. If that rate cannot be readily determined, the lessee shall use their incremental borrowing rate.

However, a lessee may elect to account for lease payments as an expense on a straight-line basis over the lease term for leases with a lease term of 12 months or less and containing no purchase options (this election is made by class of underlying asset); and leases where the underlying asset has a low value when new, such as personal computers or small items of office furniture (this election can be made on a lease-by-lease basis).

IFRS 16 establishes different transitional provisions, including retrospective application or the modified retrospective application where the comparative period is not restated.

The Company is in the process of determining the potential impacts on its consolidated financial statements derived from the adoption of this standard, although due to the nature of its operations, significant impacts are not being expected. The main tasks included in the work plan for adopting this standard are as follows:

•	Evaluation of all contracts of the Company for leases
•	Development of a process to identify and account for leases
•	Review and update of Company Policies
•	Disclosures in the financial statements

Amendments to IFRS 2, Share-based Payment

The amendments to IFRS 2, Share-based Payment, clarify the classification and measurement of share-based payment transactions. The amendments contains clarifications and amendments address to the accounting for cash-settled share-based payment transactions; classification of share-based payment transactions with net settlement features; and accounting for modifications of share-based payment transactions from cash-settled to equity-settled. These amendments are effective for annual periods beginning on or after January 1, 2018. Earlier application is permitted. The amendments apply prospectively.

The Company does not expect significant impacts as a result of these amendments as it does not have share-based payment plans.

IFRIC 22, Foreign Currency Transactions and Advance Consideration

The interpretation clarifies that when the entity pays or receives consideration in advance in a foreign currency, the date of transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income, is the date when the anticipated consideration has been paid or received in advance, i.e. when the advance payment or the income received in advance was recognized.

These amendments apply for annual periods beginning on or after January 1, 2018 and the entities may choose to apply either retrospectively or prospectively.

The Company does not expect significant impacts as a result of these amendments. This is because the Company already accounts for transactions involving the payment or receipt of advance consideration in a foreign currency in a manner consistent with these amendments.

IFRIC - 23 Uncertainty about treatment in the income tax

This interpretation deals with the determination of taxable income (loss), tax bases, unused fiscal losses, unused tax credits and tax rates, when there is uncertainty about their treatment in accordance with IAS 12. It specifically, considers:

•	If tax treatments should be considered collectively
•	Assumptions about tax authorities’ examinations
•	The determination of taxable income (loss), tax bases, unused tax losses, unused tax credits and tax rates
•	The effects of changes in the facts and circumstances

This interpretation will be effective on January 1, 2019. The Company's management considers that the application of this interpretation will not have a significant impact on its financial statements, since its current practices for determining the effects of income taxes on its financial statements incorporate considerations similar to those set forth in the interpretation.

Annual Improvements 2015-2017 Cycle

The annual improvements include amendments to IFRS 3 and IFRS 11, to IFRS 12 and to IAS 23, which are all effective for annual periods beginning on or after January 1, 2019.

The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, the entity must remeasure previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

The amendments to IFRS 12 clarify that the effects on income taxes for dividends (or distributions of profit) should be recognized in results regardless of how the tax arises.

The amendments to IAS 23 clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

The Company is in the process of determining the potential impacts on its consolidated financial statements derived from the adoption of these amendments.

Amendments IFRS 4- The application of IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts

Amendments to IFRS 4, Insurance Contracts, provide two options for entities that issue insurance contracts: i) an optional temporary exemption from applying IFRS 9 (referred to as the "deferral approach"); and ii) an option that allows entities presenting the changes in the fair value of the designated financial assets, in other comprehensive income (OCI), instead of in profit or loss (referred to as the "overlay approach"). The overlay approach will be applicable when IFRS 9 is applied for the first time. The deferral approach is effective for annual periods beginning on or after January 1, 2018 and will only be available for three years after that date.

The Company does not expect significant impacts as a result of these modifications.